Income Tax - income tax (benefit) expense included in profit and loss (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Income Tax
Total ISR expense	$ 1,211,611	$ 1,124,978	$ 1,154,978
Country of domicile [member]
Disclosure of Income Tax
Current ISR	1,321,021	1,066,160	1,242,553
Deferred ISR	341,131	324,415	(33,718)
Total ISR expense	1,662,152	1,390,575	1,208,835
Foreign countries [member]
Disclosure of Income Tax
Current ISR	33	(1,859)	4,294
Deferred ISR	(450,574)	(263,738)	(58,151)
Total ISR expense	$ 1,211,611	$ 1,124,978	$ 1,154,978